BORROWINGS - Narrative (Details) R in Millions, $ in Millions, $ in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021 COP ($)	Jun. 30, 2021 ZAR (R)	Mar. 31, 2021 USD ($) tranche	Mar. 31, 2021 COP ($) tranche
March 2021 Refinancing Maturing March 2023
Disclosure of detailed information about borrowings [line items]
Principal value				$ 50	$ 180,000
Number of tranches				2	2
Interest rate (%)				1.09%	1.09%
June 2021 Refinancing Maturing 2045
Disclosure of detailed information about borrowings [line items]
Principal value	$ 300		R 1,500
Interest rate (%)	5.20%	5.20%	5.20%
June 2021 Refinancing Maturing 2023
Disclosure of detailed information about borrowings [line items]
Principal value	$ 70		R 350
Interest rate (%)	1.59%	1.59%	1.59%
June 2021 Refinancing Maturing 2041
Disclosure of detailed information about borrowings [line items]
Principal value	$ 159	$ 600,000
Interest rate (%)	4.45%	4.45%	4.45%
June 2021 Refinancing Maturing 2026
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.49%	6.49%	6.49%
June 2021 Refinancing Maturing 2029
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.35%	3.35%	3.35%
June 2021 Refinancing Maturing 2031 | Brookfield Renewable
Disclosure of detailed information about borrowings [line items]
Principal value	$ 23	$ 85,000
Interest rate (%)	2.69%	2.69%	2.69%
June 2021 Refinancing Maturing 2035
Disclosure of detailed information about borrowings [line items]
Principal value	$ 162	$ 200
Interest rate (%)	1.25%	1.25%	1.25%